As filed with the Securities and Exchange Commission on June 21, 2021
1933 Act File No. 002-97596
1940 Act File No. 811-04297

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 166	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 167	☒

VANECK FUNDS
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Alison M. Fuller, Esq.
Stradley Ronon Stevens & Young LLP
2000 K Street, N.W.
Suite 700
Washington, D.C. 20006-1871

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

Immediately upon filing pursuant to paragraph (b)

X	On July 7, 2021 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

On [date] pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 164 to its Registration Statement until July 7, 2021. Parts A, B and C of Registrant’s Post-Effective Amendment No. 164 under the Securities Act of 1933 and No. 165 under the Investment Company Act of 1940, filed on April 6, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tampa and State of Florida on the 21st day of June, 2021.

VANECK FUNDS
By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jon Lukomnik*	Trustee	June 21, 2021
Jon Lumomnik
/s/ Jane DiRenzo Pigott*	Trustee	June 21, 2021
Jane DiRenzo Pigott
/s/ R. Alastair Short*	Trustee	June 21, 2021
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	June 21, 2021
Richard D. Stamberger
/s/ Robert Stelzl*	Trustee	June 21, 2021
Robert Stelzl
/s/ Jan F. van Eck*	President, Chief Executive Officer and Trustee	June 21, 2021
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	June 21, 2021
John J. Crimmins

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
June 21, 2021